Tax matters - Significant components of deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 55,848	$ 44,950	$ 39,070
Deferred tax liabilities	115,717	139,535	$ 191,748
Net Total Deferred Tax Asset / (Liability)	(59,869)	(94,585)
Deferred tax assets	5,273	44,950
Deferred tax liabilities	65,142	139,535
Non-current assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	465	8,822
Deferred tax liabilities	8,428
Provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	25,534	15,418
Depreciation and amortization charge
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	6,598	807
Deferred tax liabilities	86,356	132,481
Inventories
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	243	1,441
Hedging instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,239	199
Tax losses, incentives, reductions and credits carryforwards [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	20,723	19,391
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,289	313
Deferred tax liabilities	$ 20,690	$ 5,613